                   FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                          SUPPLEMENT DATED MAY 1, 2016
                                       TO
               THE PROSPECTUS DATED MAY 1, 2015 (AS SUPPLEMENTED)


This supplement revises information in the prospectus dated May 1, 2015 (as supplemented) for the Class O (offered between April 20, 2012 and September 20,
2015) variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy. Upon request, financial statements for First MetLife Investors Insurance Company will be sent to you without charge.


1. HIGHLIGHTS


In the "HIGHLIGHTS" section, add the following disclosure to the last paragraph:


      There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see "Annuity Payments (The Income Phase)" for more information).


2. INVESTMENT OPTIONS


Replace the list of Investment Portfolios under "INVESTMENT OPTIONS" in the prospectus with the list of Investment Portfolios attached to this prospectus supplement.


In the "INVESTMENT OPTIONS" section, add the following disclosure after the fourth paragraph:


      The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").


      (a) AB Global Dynamic Allocation Portfolio


      (b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


      (c) AQR Global Risk Balanced Portfolio


      (d) BlackRock Global Tactical Strategies Portfolio


      (e) Invesco Balanced-Risk Allocation Portfolio


      (f) JPMorgan Global Active Allocation Portfolio


      (g) MetLife Balanced Plus Portfolio


      (h) MetLife Multi-Index Targeted Risk Portfolio

                                                                   SUPP-O1NY2016

      (i) PanAgora Global Diversified Risk Portfolio


      (j) Pyramis(R) Managed Risk Portfolio


      (k) Schroders Global Multi-Asset Portfolio


      Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.


      If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.


In the "INVESTMENT OPTIONS" section under "Dollar Cost Averaging - Standard Dollar Cost Averaging (DCA)," replace the first paragraph with the following:


      This program allows you to systematically transfer a set amount each month from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


3. ANNUITY PAYMENTS (THE INCOME PHASE)


In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, replace the "Fixed Annuity Payments" paragraph with the following:


      FIXED ANNUITY PAYMENTS

      The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.


4. OTHER INFORMATION


In the "OTHER INFORMATION" section under "First MetLife Investors," add the following paragraph:


      On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and First MetLife Investors Insurance Company will remain fully responsible for its respective contractual obligations to variable contract owners.


In the "OTHER INFORMATION" section under "Requests and Elections," the fax number is changed to (877) 547-9666 and metlifeinvestors.com is replaced with metlife.com.


5. INVESTMENT PORTFOLIO EXPENSES TABLE


Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.


6. APPENDIX A


Add the following to the "Discontinued Investment Portfolios" section at the end of Appendix A:


         Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class A) (closed effective May 1, 2016); and Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (closed effective May 1, 2016).


         Effective as of May 1, 2016:

         o Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class B) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);


         o Met Investors Series Trust: Pioneer Fund Portfolio (Class A) merged into Metropolitan Series Fund: Met/Wellington Core Equity Opportunities Portfolio (Class A); and


         o Met Investors Series Trust: Pioneer Strategic Income Portfolio (Class A) merged into Metropolitan Series Fund: Western Asset Management Strategic Bond Opportunities Portfolio (Class A).


7. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


                                                        Telephone: 800-343-8496

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Portfolio assets, including   0.57%     1.60%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund             0.52%         0.25%       0.03%

 American Funds Global Small                  0.69%         0.25%        0.04%
  Capitalization Fund

 American Funds Growth Fund                    0.33%         0.25%       0.02%

BLACKROCK VARIABLE SERIES FUNDS,
 INC.
 BlackRock Global Allocation V.I. Fund         0.62%         0.25%       0.25%

MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio        0.61%         0.25%       0.03%

 Allianz Global Investors Dynamic Multi-      0.68%         0.25%        0.42%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation         0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation          0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Moderate Allocation         0.06%         0.55%       0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio           0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies          0.66%         0.25%       0.01%
  Portfolio

 BlackRock High Yield Portfolio               0.60%         0.25%        0.07%

 Clarion Global Real Estate Portfolio          0.60%         0.25%       0.04%

 ClearBridge Aggressive Growth Portfolio      0.55%         0.25%        0.02%

 Goldman Sachs Mid Cap Value Portfolio         0.71%         0.25%       0.04%

 Harris Oakmark International Portfolio       0.77%         0.25%        0.06%

 Invesco Balanced-Risk Allocation              0.64%         0.25%       0.03%
  Portfolio

 Invesco Comstock Portfolio                   0.56%         0.25%        0.02%

 Invesco Mid Cap Value Portfolio               0.64%         0.25%       0.04%

 Invesco Small Cap Growth Portfolio           0.85%         0.25%        0.02%

 JPMorgan Core Bond Portfolio                  0.55%         0.25%       0.02%

 JPMorgan Global Active Allocation            0.72%         0.25%        0.06%
  Portfolio

 JPMorgan Small Cap Value Portfolio            0.77%         0.25%       0.05%

 Loomis Sayles Global Markets Portfolio       0.70%         0.25%        0.08%

 Met/Aberdeen Emerging Markets Equity          0.88%         0.25%       0.14%
  Portfolio




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund              --        0.80%           --          0.80%

 American Funds Global Small                   --        0.98%           --          0.98%
  Capitalization Fund

 American Funds Growth Fund                     --        0.60%           --          0.60%

BLACKROCK VARIABLE SERIES FUNDS,
 INC.
 BlackRock Global Allocation V.I. Fund          --        1.12%         0.13%         0.99%

MET INVESTORS SERIES TRUST
 AB Global Dynamic Allocation Portfolio       0.02%       0.91%         0.02%         0.89%

 Allianz Global Investors Dynamic Multi-     0.02%       1.37%         0.15%         1.22%
  Asset Plus Portfolio

 American Funds(R) Balanced Allocation        0.42%       1.03%           --          1.03%
  Portfolio

 American Funds(R) Growth Allocation         0.43%       1.05%           --          1.05%
  Portfolio

 American Funds(R) Moderate Allocation        0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio          0.01%       0.90%         0.01%         0.89%

 BlackRock Global Tactical Strategies         0.12%       1.04%         0.03%         1.01%
  Portfolio

 BlackRock High Yield Portfolio              0.06%       0.98%           --          0.98%

 Clarion Global Real Estate Portfolio           --        0.89%           --          0.89%

 ClearBridge Aggressive Growth Portfolio       --        0.82%         0.00%         0.82%

 Goldman Sachs Mid Cap Value Portfolio          --        1.00%           --          1.00%

 Harris Oakmark International Portfolio        --        1.08%         0.02%         1.06%

 Invesco Balanced-Risk Allocation             0.03%       0.95%         0.03%         0.92%
  Portfolio

 Invesco Comstock Portfolio                    --        0.83%         0.02%         0.81%

 Invesco Mid Cap Value Portfolio              0.08%       1.01%         0.02%         0.99%

 Invesco Small Cap Growth Portfolio            --        1.12%         0.02%         1.10%

 JPMorgan Core Bond Portfolio                   --        0.82%         0.13%         0.69%

 JPMorgan Global Active Allocation             --        1.03%         0.04%         0.99%
  Portfolio

 JPMorgan Small Cap Value Portfolio             --        1.07%         0.09%         0.98%

 Loomis Sayles Global Markets Portfolio        --        1.03%           --          1.03%

 Met/Aberdeen Emerging Markets Equity           --        1.27%         0.05%         1.22%
  Portfolio


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 Met/Artisan International Portfolio           0.75%         0.25%        0.06%

 Met/Eaton Vance Floating Rate Portfolio        0.60%         0.25%       0.07%

 Met/Franklin Low Duration Total Return        0.49%         0.25%        0.05%
  Portfolio

 Met/Wellington Large Cap Research              0.56%         0.25%       0.03%
  Portfolio

 MetLife Asset Allocation 100 Portfolio        0.07%         0.25%        0.01%

 MetLife Balanced Plus Portfolio                0.24%         0.25%         --

 MetLife Multi-Index Targeted Risk             0.17%         0.25%        0.02%
  Portfolio

 MetLife Small Cap Value Portfolio              0.75%         0.25%       0.02%

 MFS(R) Research International Portfolio       0.69%         0.25%        0.07%

 Morgan Stanley Mid Cap Growth                  0.65%         0.25%       0.03%
  Portfolio

 Oppenheimer Global Equity Portfolio           0.66%         0.25%        0.05%

 PanAgora Global Diversified Risk               0.65%         0.25%       0.60%
  Portfolio

 PIMCO Inflation Protected Bond                0.47%         0.25%        0.15%
  Portfolio

 PIMCO Total Return Portfolio                   0.48%         0.25%       0.04%

 Pyramis(R) Government Income Portfolio        0.42%         0.25%        0.03%

 Pyramis(R) Managed Risk Portfolio              0.45%         0.25%       0.04%

 Schroders Global Multi-Asset Portfolio        0.64%         0.25%        0.08%

 SSGA Growth and Income ETF Portfolio           0.31%         0.25%         --

 SSGA Growth ETF Portfolio                     0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%       0.02%

 TCW Core Fixed Income Portfolio               0.55%         0.25%        0.03%

 METROPOLITAN SERIES FUND
 Baillie Gifford International Stock           0.79%         0.25%        0.07%
  Portfolio

 Barclays Aggregate Bond Index Portfolio        0.25%         0.30%       0.03%

 BlackRock Bond Income Portfolio               0.32%         0.25%        0.04%

 BlackRock Capital Appreciation Portfolio       0.69%          --         0.02%

 BlackRock Large Cap Value Portfolio           0.63%         0.25%        0.03%

 BlackRock Ultra-Short Term Bond                0.34%         0.25%       0.03%
  Portfolio

 Jennison Growth Portfolio                     0.60%         0.25%        0.02%

 Loomis Sayles Small Cap Growth                 0.90%         0.25%       0.05%
  Portfolio

 Met/Dimensional International Small           0.81%         0.25%        0.14%
  Company Portfolio

 Met/Wellington Core Equity                     0.70%         0.15%       0.02%
  Opportunities Portfolio

 MetLife Asset Allocation 20 Portfolio         0.09%         0.25%        0.02%

 MetLife Asset Allocation 40 Portfolio          0.06%         0.25%         --

 MetLife Asset Allocation 60 Portfolio         0.05%         0.25%         --

 MetLife Asset Allocation 80 Portfolio          0.05%         0.25%         --

 MetLife Mid Cap Stock Index Portfolio         0.25%         0.30%        0.04%

 MetLife Stock Index Portfolio                  0.25%         0.30%       0.02%

 MFS(R) Total Return Portfolio                 0.55%         0.25%        0.05%




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 Met/Artisan International Portfolio            --        1.06%           --          1.06%

 Met/Eaton Vance Floating Rate Portfolio         --        0.92%           --          0.92%

 Met/Franklin Low Duration Total Return         --        0.79%         0.02%         0.77%
  Portfolio

 Met/Wellington Large Cap Research               --        0.84%         0.04%         0.80%
  Portfolio

 MetLife Asset Allocation 100 Portfolio       0.68%       1.01%           --          1.01%

 MetLife Balanced Plus Portfolio               0.42%       0.91%         0.00%         0.91%

 MetLife Multi-Index Targeted Risk            0.22%       0.66%           --          0.66%
  Portfolio

 MetLife Small Cap Value Portfolio             0.07%       1.09%         0.00%         1.09%

 MFS(R) Research International Portfolio        --        1.01%         0.06%         0.95%

 Morgan Stanley Mid Cap Growth                   --        0.93%         0.01%         0.92%
  Portfolio

 Oppenheimer Global Equity Portfolio            --        0.96%         0.08%         0.88%

 PanAgora Global Diversified Risk              0.04%       1.54%         0.20%         1.34%
  Portfolio

 PIMCO Inflation Protected Bond                 --        0.87%         0.01%         0.86%
  Portfolio

 PIMCO Total Return Portfolio                    --        0.77%         0.04%         0.73%

 Pyramis(R) Government Income Portfolio         --        0.70%         0.00%         0.70%

 Pyramis(R) Managed Risk Portfolio             0.53%       1.27%         0.11%         1.16%

 Schroders Global Multi-Asset Portfolio       0.01%       0.98%           --          0.98%

 SSGA Growth and Income ETF Portfolio          0.22%       0.78%           --          0.78%

 SSGA Growth ETF Portfolio                    0.24%       0.83%           --          0.83%

 T. Rowe Price Large Cap Value Portfolio         --        0.84%           --          0.84%

 TCW Core Fixed Income Portfolio              0.02%       0.85%         0.13%         0.72%

 METROPOLITAN SERIES FUND
 Baillie Gifford International Stock            --        1.11%         0.12%         0.99%
  Portfolio

 Barclays Aggregate Bond Index Portfolio         --        0.58%         0.01%         0.57%

 BlackRock Bond Income Portfolio                --        0.61%         0.00%         0.61%

 BlackRock Capital Appreciation Portfolio        --        0.71%         0.05%         0.66%

 BlackRock Large Cap Value Portfolio            --        0.91%         0.03%         0.88%

 BlackRock Ultra-Short Term Bond                 --        0.62%         0.02%         0.60%
  Portfolio

 Jennison Growth Portfolio                      --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Growth                  --        1.20%         0.09%         1.11%
  Portfolio

 Met/Dimensional International Small            --        1.20%         0.01%         1.19%
  Company Portfolio

 Met/Wellington Core Equity                      --        0.87%         0.12%         0.75%
  Opportunities Portfolio

 MetLife Asset Allocation 20 Portfolio        0.52%       0.88%         0.01%         0.87%

 MetLife Asset Allocation 40 Portfolio         0.56%       0.87%           --          0.87%

 MetLife Asset Allocation 60 Portfolio        0.60%       0.90%           --          0.90%

 MetLife Asset Allocation 80 Portfolio         0.65%       0.95%           --          0.95%

 MetLife Mid Cap Stock Index Portfolio        0.01%       0.60%         0.00%         0.60%

 MetLife Stock Index Portfolio                   --        0.57%         0.01%         0.56%

 MFS(R) Total Return Portfolio                  --        0.85%           --          0.85%


                                                    DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                       AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                       MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                       FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
 MFS(R) Value Portfolio                   0.70%         0.25%       0.02%         --        0.97%         0.14%         0.83%

 MSCI EAFE(R) Index Portfolio            0.30%         0.30%        0.10%      0.01%       0.71%         0.00%         0.71%

 Neuberger Berman Genesis Portfolio       0.81%         0.25%       0.03%         --        1.09%         0.01%         1.08%

 Russell 2000(R) Index Portfolio         0.25%         0.30%        0.06%      0.01%       0.62%         0.00%         0.62%

 T. Rowe Price Large Cap Growth           0.60%         0.25%       0.02%         --        0.87%         0.02%         0.85%
  Portfolio

 T. Rowe Price Small Cap Growth          0.47%         0.30%        0.03%        --        0.80%           --          0.80%
  Portfolio

 Western Asset Management Strategic       0.59%         0.25%       0.04%         --        0.88%         0.04%         0.84%
  Bond Opportunities Portfolio

 Western Asset Management                0.47%         0.25%        0.02%        --        0.74%         0.01%         0.73%
  U.S. Government Portfolio

 THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC.
 Global Infrastructure Portfolio         0.85%         0.25%        0.50%        --        1.60%         0.48%         1.12%


The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund



BLACKROCK VARIABLE SERIES FUNDS, INC. (CLASS III)

BlackRock Variable Series Funds, Inc. is a mutual fund with multiple portfolios. BlackRock Advisors, LLC. is the manager of the portfolios. The following portfolio is available under the contract:


     BlackRock Global Allocation V.I. Fund



MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio (Class B)*

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio (Class B)*

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)*

     BlackRock Global Tactical Strategies Portfolio (Class B)*

     BlackRock High Yield Portfolio (Class B)

     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Goldman Sachs Mid Cap Value Portfolio (Class B)

     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)*

     Invesco Comstock Portfolio (Class B)

     Invesco Mid Cap Value Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)*

     JPMorgan Small Cap Value Portfolio (Class B)

     Loomis Sayles Global Markets Portfolio (Class B)

     Met/Aberdeen Emerging Markets Equity Portfolio (Class B) (formerly MFS(R) Emerging Markets Equity Portfolio)

     Met/Artisan International Portfolio (Class B)

     Met/Eaton Vance Floating Rate Portfolio (Class B)

     Met/Franklin Low Duration Total Return Portfolio (Class B)

     Met/Wellington Large Cap Research Portfolio (Class B) (formerly WMC Large Cap Research Portfolio)

     MetLife Asset Allocation 100 Portfolio (Class B)

     MetLife Balanced Plus Portfolio (Class B)*

     MetLife Multi-Index Targeted Risk Portfolio (Class B)*

     MetLife Small Cap Value Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     Morgan Stanley Mid Cap Growth Portfolio (Class B)

     Oppenheimer Global Equity Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)*

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Pyramis(R) Government Income Portfolio (Class B)*

     Pyramis(R) Managed Risk Portfolio (Class B)*

     Schroders Global Multi-Asset Portfolio (Class B)*

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     TCW Core Fixed Income Portfolio (Class B)



METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers. The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     Barclays Aggregate Bond Index Portfolio (Class G)*

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)

     BlackRock Large Cap Value Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B) (formerly BlackRock Money Market Portfolio)

     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)

     Met/Dimensional International Small Company Portfolio (Class B)

     Met/Wellington Core Equity Opportunities Portfolio (Class E)

     MetLife Asset Allocation 20 Portfolio (Class B)

     MetLife Asset Allocation 40 Portfolio (Class B)

     MetLife Asset Allocation 60 Portfolio (Class B)

     MetLife Asset Allocation 80 Portfolio (Class B)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class G)

     MFS(R) Total Return Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     MSCI EAFE(R) Index Portfolio (Class G)

     Neuberger Berman Genesis Portfolio (Class B)

     Russell 2000(R) Index Portfolio (Class G)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     T. Rowe Price Small Cap Growth Portfolio (Class G)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS II)

The Universal Institutional Funds, Inc. is a mutual fund with multiple portfolios. Morgan Stanley Investment Management Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Global Infrastructure Portfolio


 * If you elect the GWB v1 or a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See
 "Purchase -- Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect the GWB v1 or a GMIB Max rider.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund            Seeks long-term growth of capital.
 American Funds Global Small Capital-         Seeks long-term growth of capital.
 ization Fund
 American Funds Growth Fund                   Seeks growth of capital.
 BLACKROCK VARIABLE SERIES FUNDS,
 INC. (CLASS III)

 BlackRock Global Allocation V.I. Fund        Seeks high total investment return.
 MET INVESTORS SERIES TRUST

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
 (Class B)*                                   income.
 Allianz Global Investors Dynamic             Seeks total return.
 Multi-Asset Plus Portfolio (Class B)*
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio (Class C)                          current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio (Class C)                          income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 (Class B)*
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio (Class B)*                         income.
 BlackRock High Yield Portfolio (Class B)     Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
 (Class B)                                    estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 (Class B)
 Goldman Sachs Mid Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B)
 Harris Oakmark International Portfolio       Seeks long-term capital appreciation.
 (Class B)
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)*
 Invesco Comstock Portfolio (Class B)         Seeks capital growth and income.
 Invesco Mid Cap Value Portfolio (Class B)    Seeks high total return by investing in equity
                                              securities of mid-sized companies.
 Invesco Small Cap Growth Portfolio           Seeks long-term growth of capital.
 (Class B)



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund            Capital Research and Management
                                              Company
 American Funds Global Small Capital-         Capital Research and Management
 ization Fund                                 Company
 American Funds Growth Fund                   Capital Research and Management
                                              Company
 BLACKROCK VARIABLE SERIES FUNDS,
 INC. (CLASS III)

 BlackRock Global Allocation V.I. Fund        BlackRock Advisors, LLC
 MET INVESTORS SERIES TRUST

 AB Global Dynamic Allocation Portfolio       MetLife Advisers, LLC
 (Class B)*                                   Subadviser: AllianceBernstein L.P.
 Allianz Global Investors Dynamic             MetLife Advisers, LLC
 Multi-Asset Plus Portfolio (Class B)*        Subadviser: Allianz Global Investors
                                              U.S. LLC
 American Funds(R) Balanced Allocation        MetLife Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Allocation          MetLife Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Moderate Allocation        MetLife Advisers, LLC
 Portfolio (Class C)
 AQR Global Risk Balanced Portfolio           MetLife Advisers, LLC
 (Class B)*                                   Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         MetLife Advisers, LLC
 Portfolio (Class B)*                         Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio (Class B)     MetLife Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Clarion Global Real Estate Portfolio         MetLife Advisers, LLC
 (Class B)                                    Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      MetLife Advisers, LLC
 (Class B)                                    Subadviser: ClearBridge Investments, LLC
 Goldman Sachs Mid Cap Value Portfolio        MetLife Advisers, LLC
 (Class B)                                    Subadviser: Goldman Sachs Asset
                                              Management, L.P.
 Harris Oakmark International Portfolio       MetLife Advisers, LLC
 (Class B)                                    Subadviser: Harris Associates L.P.
 Invesco Balanced-Risk Allocation Portfolio   MetLife Advisers, LLC
 (Class B)*                                   Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio (Class B)         MetLife Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Mid Cap Value Portfolio (Class B)    MetLife Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio           MetLife Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.

             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 JPMorgan Core Bond Portfolio (Class B)       Seeks to maximize total return.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio (Class B)*                         income.
 JPMorgan Small Cap Value Portfolio           Seeks long-term capital growth.
 (Class B)
 Loomis Sayles Global Markets Portfolio       Seeks high total investment return through a
 (Class B)                                    combination of capital appreciation and
                                              income.
 Met/Aberdeen Emerging Markets Equity         Seeks capital appreciation.
 Portfolio (Class B) (formerly MFS(R)
 Emerging Markets Equity Portfolio)
 Met/Artisan International Portfolio          Seeks maximum long-term capital growth.
 (Class B)
 Met/Eaton Vance Floating Rate Portfolio      Seeks a high level of current income.
 (Class B)
 Met/Franklin Low Duration Total Return       Seeks a high level of current income, while
 Portfolio (Class B)                          seeking preservation of shareholders' capital.
 Met/Wellington Large Cap Research            Seeks long-term capital appreciation.
 Portfolio (Class B) (formerly WMC Large
 Cap Research Portfolio)
 MetLife Asset Allocation 100 Portfolio       Seeks growth of capital.
 (Class B)
 MetLife Balanced Plus Portfolio (Class B)*   Seeks a balance between a high level of
                                              current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio (Class B)*                         and current income, with a greater emphasis
                                              on growth of capital.
 MetLife Small Cap Value Portfolio            Seeks long-term capital appreciation.
 (Class B)
 MFS(R) Research International Portfolio      Seeks capital appreciation.
 (Class B)
 Morgan Stanley Mid Cap Growth                Seeks capital appreciation.
 Portfolio (Class B)
 Oppenheimer Global Equity Portfolio          Seeks capital appreciation.
 (Class B)
 PanAgora Global Diversified Risk             Seeks total return.
 Portfolio (Class B)*
 PIMCO Inflation Protected Bond Portfolio     Seeks maximum real return, consistent with
 (Class B)                                    preservation of capital and prudent
                                              investment management.
 PIMCO Total Return Portfolio (Class B)       Seeks maximum total return, consistent with
                                              the preservation of capital and prudent
                                              investment management.
 Pyramis(R) Government Income Portfolio       Seeks a high level of current income,
 (Class B)*                                   consistent with preservation of principal.
 Pyramis(R) Managed Risk Portfolio            Seeks total return.
 (Class B)*
 Schroders Global Multi-Asset Portfolio       Seeks capital appreciation and current
 (Class B)*                                   income.



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 JPMorgan Core Bond Portfolio (Class B)       MetLife Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Global Active Allocation            MetLife Advisers, LLC
 Portfolio (Class B)*                         Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Small Cap Value Portfolio           MetLife Advisers, LLC
 (Class B)                                    Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Loomis Sayles Global Markets Portfolio       MetLife Advisers, LLC
 (Class B)                                    Subadviser: Loomis, Sayles & Company, L.P.
 Met/Aberdeen Emerging Markets Equity         MetLife Advisers, LLC
 Portfolio (Class B) (formerly MFS(R)         Subadviser: Aberdeen Asset Managers
 Emerging Markets Equity Portfolio)           Limited
 Met/Artisan International Portfolio          MetLife Advisers, LLC
 (Class B)                                    Subadviser: Artisan Partners Limited
                                              Partnership
 Met/Eaton Vance Floating Rate Portfolio      MetLife Advisers, LLC
 (Class B)                                    Subadviser: Eaton Vance Management
 Met/Franklin Low Duration Total Return       MetLife Advisers, LLC
 Portfolio (Class B)                          Subadviser: Franklin Advisers, Inc.
 Met/Wellington Large Cap Research            MetLife Advisers, LLC
 Portfolio (Class B) (formerly WMC Large      Subadviser: Wellington Management
 Cap Research Portfolio)                      Company LLP
 MetLife Asset Allocation 100 Portfolio       MetLife Advisers, LLC
 (Class B)
 MetLife Balanced Plus Portfolio (Class B)*   MetLife Advisers, LLC
                                              Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 MetLife Multi-Index Targeted Risk            MetLife Advisers, LLC
 Portfolio (Class B)*                         Subadviser: Overlay Portion: MetLife
                                              Investment Advisors, LLC
 MetLife Small Cap Value Portfolio            MetLife Advisers, LLC
 (Class B)                                    Subadvisers: Delaware Investments Fund
                                              Advisers; Wells Capital Management
                                              Incorporated
 MFS(R) Research International Portfolio      MetLife Advisers, LLC
 (Class B)                                    Subadviser: Massachusetts Financial Services
                                              Company
 Morgan Stanley Mid Cap Growth                MetLife Advisers, LLC
 Portfolio (Class B)                          Subadviser: Morgan Stanley Investment
                                              Management Inc.
 Oppenheimer Global Equity Portfolio          MetLife Advisers, LLC
 (Class B)                                    Subadviser: OppenheimerFunds, Inc.
 PanAgora Global Diversified Risk             MetLife Advisers, LLC
 Portfolio (Class B)*                         Subadviser: PanAgora Asset Management,
                                              Inc.
 PIMCO Inflation Protected Bond Portfolio     MetLife Advisers, LLC
 (Class B)                                    Subadviser: Pacific Investment Management
                                              Company LLC
 PIMCO Total Return Portfolio (Class B)       MetLife Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 Pyramis(R) Government Income Portfolio       MetLife Advisers, LLC
 (Class B)*                                   Subadviser: FIAM LLC
 Pyramis(R) Managed Risk Portfolio            MetLife Advisers, LLC
 (Class B)*                                   Subadviser: FIAM LLC
 Schroders Global Multi-Asset Portfolio       MetLife Advisers, LLC
 (Class B)*                                   Subadvisers: Schroder Investment
                                              Management North America Inc.; Schroder
                                              Investment Management North America
                                              Limited

            INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------- -----------------------------------------------
 SSGA Growth and Income ETF Portfolio       Seeks growth of capital and income.
 (Class B)
 SSGA Growth ETF Portfolio (Class B)        Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio    Seeks long-term capital appreciation by
 (Class B)                                  investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 TCW Core Fixed Income Portfolio            Seeks to maximize total return consistent
 (Class B)                                  with the preservation of capital.
 METROPOLITAN SERIES FUND

 Baillie Gifford International Stock        Seeks long-term growth of capital.
 Portfolio (Class B)
 Barclays Aggregate Bond Index Portfolio    Seeks to track the performance of the
 (Class G)*                                 Barclays U.S. Aggregate Bond Index.
 BlackRock Bond Income Portfolio            Seeks a competitive total return primarily
 (Class B)                                  from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio   Seeks long-term growth of capital.
 (Class A)
 BlackRock Large Cap Value Portfolio        Seeks long-term growth of capital.
 (Class B)
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio (Class B) (formerly BlackRock    consistent with preservation of capital.
 Money Market Portfolio)
 Jennison Growth Portfolio (Class B)        Seeks long-term growth of capital.
 Loomis Sayles Small Cap Growth             Seeks long-term capital growth.
 Portfolio (Class B)
 Met/Dimensional International Small        Seeks long-term capital appreciation.
 Company Portfolio (Class B)
 Met/Wellington Core Equity                 Seeks to provide a growing stream of income
 Opportunities Portfolio (Class E)          over time and, secondarily, long-term capital
                                            appreciation and current income.
 MetLife Asset Allocation 20 Portfolio      Seeks a high level of current income, with
 (Class B)                                  growth of capital as a secondary objective.
 MetLife Asset Allocation 40 Portfolio      Seeks high total return in the form of income
 (Class B)                                  and growth of capital, with a greater
                                            emphasis on income.
 MetLife Asset Allocation 60 Portfolio      Seeks a balance between a high level of
 (Class B)                                  current income and growth of capital, with a
                                            greater emphasis on growth of capital.
 MetLife Asset Allocation 80 Portfolio      Seeks growth of capital.
 (Class B)
 MetLife Mid Cap Stock Index Portfolio      Seeks to track the performance of the
 (Class G)                                  Standard & Poor's MidCap 400(R) Composite
                                            Stock Price Index.
 MetLife Stock Index Portfolio (Class G)    Seeks to track the performance of the
                                            Standard & Poor's 500(R) Composite Stock
                                            Price Index.
 MFS(R) Total Return Portfolio (Class B)    Seeks a favorable total return through
                                            investment in a diversified portfolio.
 MFS(R) Value Portfolio (Class B)           Seeks capital appreciation.
 MSCI EAFE(R) Index Portfolio (Class G)     Seeks to track the performance of the MSCI
                                            EAFE(R) Index.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 SSGA Growth and Income ETF Portfolio       MetLife Advisers, LLC
 (Class B)                                  Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)        MetLife Advisers, LLC
                                            Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio    MetLife Advisers, LLC
 (Class B)                                  Subadviser: T. Rowe Price Associates, Inc.
 TCW Core Fixed Income Portfolio            MetLife Advisers, LLC
 (Class B)                                  Subadviser: TCW Investment Management
                                            Company
 METROPOLITAN SERIES FUND

 Baillie Gifford International Stock        MetLife Advisers, LLC
 Portfolio (Class B)                        Subadviser: Baillie Gifford Overseas Limited
 Barclays Aggregate Bond Index Portfolio    MetLife Advisers, LLC
 (Class G)*                                 Subadviser: MetLife Investment Advisors,
                                            LLC
 BlackRock Bond Income Portfolio            MetLife Advisers, LLC
 (Class B)                                  Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio   MetLife Advisers, LLC
 (Class A)                                  Subadviser: BlackRock Advisors, LLC
 BlackRock Large Cap Value Portfolio        MetLife Advisers, LLC
 (Class B)                                  Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond            MetLife Advisers, LLC
 Portfolio (Class B) (formerly BlackRock    Subadviser: BlackRock Advisors, LLC
 Money Market Portfolio)
 Jennison Growth Portfolio (Class B)        MetLife Advisers, LLC
                                            Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Growth             MetLife Advisers, LLC
 Portfolio (Class B)                        Subadviser: Loomis, Sayles & Company, L.P.
 Met/Dimensional International Small        MetLife Advisers, LLC
 Company Portfolio (Class B)                Subadviser: Dimensional Fund Advisors LP
 Met/Wellington Core Equity                 MetLife Advisers, LLC
 Opportunities Portfolio (Class E)          Subadviser: Wellington Management
                                            Company LLP
 MetLife Asset Allocation 20 Portfolio      MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 40 Portfolio      MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 60 Portfolio      MetLife Advisers, LLC
 (Class B)
 MetLife Asset Allocation 80 Portfolio      MetLife Advisers, LLC
 (Class B)
 MetLife Mid Cap Stock Index Portfolio      MetLife Advisers, LLC
 (Class G)                                  Subadviser: MetLife Investment Advisors,
                                            LLC
 MetLife Stock Index Portfolio (Class G)    MetLife Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 MFS(R) Total Return Portfolio (Class B)    MetLife Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 MFS(R) Value Portfolio (Class B)           MetLife Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 MSCI EAFE(R) Index Portfolio (Class G)     MetLife Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC

            INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
-------------------------------------------- -------------------------------------------------
 Neuberger Berman Genesis Portfolio          Seeks high total return, consisting principally
 (Class B)                                   of capital appreciation.
 Russell 2000(R) Index Portfolio (Class G)   Seeks to track the performance of the Russell
                                             2000(R) Index.
 T. Rowe Price Large Cap Growth Portfolio    Seeks long-term growth of capital.
 (Class B)
 T. Rowe Price Small Cap Growth Portfolio    Seeks long-term capital growth.
 (Class G)
 Western Asset Management Strategic Bond     Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)           with preservation of capital.
 Western Asset Management                    Seeks to maximize total return consistent
 U.S. Government Portfolio (Class B)         with preservation of capital and maintenance
                                             of liquidity.
 THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC. (CLASS II)

 Global Infrastructure Portfolio             Seeks both capital appreciation and current
                                             income.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- -------------------------------------------
 Neuberger Berman Genesis Portfolio          MetLife Advisers, LLC
 (Class B)                                   Subadviser: Neuberger Berman Investment
                                             Advisers LLC
 Russell 2000(R) Index Portfolio (Class G)   MetLife Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 T. Rowe Price Large Cap Growth Portfolio    MetLife Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Small Cap Growth Portfolio    MetLife Advisers, LLC
 (Class G)                                   Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond     MetLife Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Western Asset Management
                                             Company
 Western Asset Management                    MetLife Advisers, LLC
 U.S. Government Portfolio (Class B)         Subadviser: Western Asset Management
                                             Company
 THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC. (CLASS II)

 Global Infrastructure Portfolio             Morgan Stanley Investment Management
                                             Inc.
                                             Subadvisers: Morgan Stanley Investment
                                             Management Company; Morgan Stanley
                                             Investment Management Limited

 * If you elect the GWB v1 or a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See
 "Purchase -- Investment Allocation Restrictions for Certain Riders.") These Investment Portfolios are also available for investment if you do not elect the GWB v1 or a GMIB Max rider.